Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Sales	$ 8,231.5	$ 7,678.6	$ 7,394.2
Type of Revenue [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Cost of products sold, excluding intangible asset amortization	$ 2,493.7	$ 2,191.2	$ 2,083.8
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Intangible asset amortization	$ 665.9	$ 591.9	$ 561.5
Research and development	458.5	437.4	458.7
Selling, general and administrative	3,257.2	2,929.8	2,838.9
Restructuring and other cost reduction initiatives	181.2	219.0	151.9
Acquisition, integration, divestiture and related	76.9	23.6	21.7
Operating expenses	7,133.4	6,392.9	6,116.5
Operating Profit	1,098.1	1,285.7	1,277.7
Other income (expense), net	25.5	(31.1)	(9.3)
Interest expense, net	(292.8)	(218.0)	(201.2)
Earnings before income taxes	830.8	1,036.6	1,067.3
Provision for income taxes	125.7	131.4	42.2
Net Earnings	705.1	905.2	1,025.1
Less: Net (loss) earnings attributable to noncontrolling interest	(0.1)	1.5	1.1
Net Earnings of Zimmer Biomet Holdings, Inc.	$ 705.1	$ 903.8	$ 1,024.0
Earnings Per Common Share
Basic	$ 3.56	$ 4.45	$ 4.91
Diluted	$ 3.55	$ 4.43	$ 4.88
Weighted Average Common Shares Outstanding
Basic	198.0	203.1	208.7
Diluted	198.7	203.9	209.7